GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

8. GOODWILL AND OTHER INTANGIBLE ASSETS

Components of Goodwill and Other Intangible Assets were as follows:

	December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Goodwill	$222,223	$—	$222,223
Intangible Assets with Finite Lives:
Customer Relationships	48,000	(10,890)	37,110
Intangible Assets with Indefinite Lives:
Tradename	56,000	—	56,000
Total Other Intangible Assets	104,000	(10,890)	93,110
Total Goodwill and Other Intangible Assets	$326,223	$(10,890)	$315,333

	December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Goodwill	$222,223	$—	$222,223
Intangible Assets with Finite Lives:
Customer Relationships	48,000	(6,890)	41,110
Intangible Assets with Indefinite Lives:
Tradename	56,000	—	56,000
Total Other Intangible Assets	104,000	(6,890)	97,110
Total Goodwill and Other Intangible Assets	$326,223	$(6,890)	$319,333

All Goodwill is related to the Passenger Operating segment.

Finite-Lived Intangible Assets are amortized over an estimated useful life based on several factors, including the effects of demand, competition, contractual relationship and other business factors. The Company concluded that the Customer Relationships Finite-Lived Intangible Assets has an estimated life of 12 years and is being amortized over this period on a straight-line basis.

SCA recognized $4,000 of amortization expense on intangible assets with finite-lives during each of the years ended December 31, 2020 and 2019. For the period April 11, 2018 to December 31, 2018, SCA recognized $2,890 of amortization expense. Amortization is classified in Depreciation and Amortization on the Consolidated Statements of Operations. As of December 31, 2020, estimated annual amortization expense for each of the next five fiscal years is $4,000 and $17,110 thereafter.